Condensed Consolidated Statements of Operations and Other Comprehensive Loss (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenue
Revenue	$ 248,536	$ 110,990
Cost of goods sold	(69,881)	(15,866)
Gross profit	178,655	95,124
Operating expenses
Depreciation and amortization	6,491	9,056
Selling, general and administrative	525,020	404,375
Research and development expenses	170,329	151,049
Total operating expenses	701,840	564,480
Operating loss	(523,185)	(469,356)
Other income/(expense), net:
Interest expense	(111,093)	(107,487)
Other income, net	1,035	1,707
Fair value adjustment	30,511	(17,996)
Total other expense, net	(79,547)	(123,776)
Net loss	(602,732)	(593,132)
Other comprehensive income, net of tax
Foreign currency translation adjustments	12	(84)
Total comprehensive loss	$ (602,720)	$ (593,216)
Net Loss per share:
Loss per share – basic (in Dollars per share)	$ (1,561.45)	$ (1,536.83)
Loss per share – diluted (in Dollars per share)	$ (1,561.45)	$ (1,536.83)
Weighted average number of shares (in Shares)	386	386